N-2 - $ / shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Cover [Abstract]
Entity Central Index Key		0000917100
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		The India Fund, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives. Strategies and Policies
The investment objective of the Fund is long-term capital appreciation, which it seeks to achieve by investing primarily in the equity securities of Indian companies.
Equity securities include common and preferred stock (including convertible preferred stock), American, global or other types of depositary receipts, or ADRs, convertible bonds, notes and debentures, equity interests in trusts, partnerships, joint ventures or similar enterprises and common stock purchase warrants and rights. Most of the equity securities purchased by the Fund are expected to be traded on an Indian stock exchange or in an Indian over-the-counter market.
The Fund’s investment objective and its policy to invest, under normal market conditions, at least 80% of its total assets in equity securities of Indian companies are fundamental policies of the Fund that may not be changed without the approval of a majority of the Fund’s outstanding voting securities.

Risk Factors [Table Text Block]
Risk Factors
General
The Fund is a non-diversified, closed-end investment company designed primarily as a long-term investment and not as a trading tool. An investment in the Fund’s Shares may be speculative and involves a high degree of risk. The Fund should not be considered a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective.
Equity Risk
The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders and are likely to have varying types of priority over holders of preferred and convertible stock.
As an investment company that holds primarily common stocks, the Fund’s portfolio is subject to the possibility that common stock prices will decline over short or even extended periods. The Fund may remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. Moreover, as a holder of common stock, the Fund’s rights to the assets of the companies in which it invests will be subordinated to such companies’ holders of preferred stock and debt in the event of a bankruptcy, liquidation or similar proceeding. Accordingly, if such an event were to occur to such a company in which the Fund invests, the Fund would be entitled to such a company’s assets only after such company’s preferred stockholders and debt holders have been paid. Risks are inherent in investments in equities, and Fund stockholders should be able to tolerate significant fluctuations in the value of their investment in the Fund.
Fixed Income Risk
The Fund may invest up to 20% of its assets in debt securities whose value will tend to decrease as interest rates rise. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. The Fund may be subject to a greater risk of rising interest rates due to the current interest rate environment and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
Investment and Market Risk
Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in the stock market could also adversely affect the Fund by reducing the relative attractiveness of stocks as an investment. Also, to the extent that the Fund emphasizes stocks from any given industry, it could be hurt if that industry does not do well.
Additionally, the Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:
•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock market around the world.
Market Events Risk
Markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. Such events can negatively impact the securities markets and cause the Fund to lose value. One such event is the COVID-19 pandemic, which has caused major disruptions to economies and markets around the world, including the markets in which the Fund invests, and which has and may continue to negatively impact the value of the Fund’s investments. Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. For example, whether or not the Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to the UK’s departure from the EU (“Brexit”) could negatively affect the value and liquidity of the Fund’s investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Fund’s business, results of operations and financial condition.
Inflation Risk
Inflation risk is the risk that the purchasing power of assets or income from investment will be less in the future as inflation decreases the value of money. To the extent that inflation occurs, it will reduce the real value of dividends paid by the Fund and the Fund’s common stock. Most emerging market countries, in particular, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on economies and securities markets globally. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries.
Management Risk
The Fund is subject to management risk because it is an actively managed portfolio. The Fund's successful pursuit of its investment objective depends upon the Investment Manager's ability to find and exploit  market inefficiencies with respect to undervalued securities and identify companies experiencing a change in dividend policy, including the announcement of restructuring initiatives or special dividends. Such situations occur infrequently and sporadically and may be difficult to predict, and may not result in a favorable pricing opportunity that allows the Investment Manager to fulfill the Fund's investment objective. The Investment Manger's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Investment Manager, the Investment Manager may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Fund from achieving its investment objective.
Issuer Risk
The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Risks Related to the Fund’s Operations
Country/Regional Focus Risk
Focusing on a single country involves increased currency, political, regulatory and other risks. Market swings in the targeted country will have a greater effect on portfolio performance than they would in a more geographically diversified fund.
India Investing Risk
Political, economic, social and other factors in India may adversely affect the Fund’s performance.
An emerging market such as India has undergone and may continue to undergo rapid change and lack the social, political and economic stability of more developed countries. The value of the Fund’s assets may be adversely affected by political, economic, social and religious factors, changes in Indian law or regulations and the status of India’s relations with other countries. In addition, the economy of India may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund’s portfolio.
Economic growth in India is constrained by inadequate infrastructure, a cumbersome bureaucracy, corruption, labor market rigidities, regulatory and foreign investment controls, the “reservation” of key products for small-scale industries and high fiscal deficits. There is also the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war or terrorist attacks). Changes in economic policies, or lack of movement toward economic liberalization, could negatively affect the general business and economic conditions in India, which could in turn affect the Fund’s investments.
Further, the economies of developing countries such as India generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the trade policies of the countries with which they trade. The Indian economy also has been and may continue to be adversely affected by economic conditions in the countries with which it trades.
There are over 20 recognized stock exchanges in India. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the United States. The relatively small market capitalizations of, and trading values on, Indian stock exchanges may cause the Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.
A high proportion of the shares of many Indian issuers are held by a limited number of persons, which may limit the number of shares available for investment by the Fund. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which the Fund has invested could dilute the earnings per share of the Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major stockholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, the Fund’s investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value.
Indian stock exchanges have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays, broker strikes, and restrictions on trading certain securities that, if they occur again in the future, could affect the market price and liquidity of the Indian securities in which the Fund invests.
The foregoing factors could impede the ability of the Fund to effect portfolio transactions on a timely basis and could have an adverse effect on the net asset value of the Fund’s shares of common stock and the price at which those shares trade.
In addition, the stock market in India is volatile. Indian stocks, like those in other emerging markets, have a history of extreme volatility with sharp advances and rapid declines, which can be sudden and unpredictable. In addition to their smaller size, lesser liquidity and greater volatility, Indian securities markets are less developed than U.S. securities markets. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Issuers in India are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers.
There is substantially less publicly available information about Indian issuers than there is about U.S. issuers.
There is less regulation and monitoring of Indian securities markets and the activities of investors, brokers and other participants than in the United States. Moreover, issuers of securities in India are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the timely disclosure of information.
Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights may differ from those that may apply in other jurisdictions. Stockholders’ rights under Indian law may not be as extensive as those that exist under the laws of the United States. The Fund may therefore have more difficulty asserting its rights as a stockholder of an Indian company in which it invests than it would as a stockholder of a comparable American company. The Fund may also have difficulty enforcing foreign judgments against Indian companies or their management.
The Fund will invest in India as a sub-account of the Investment Manager, which is registered as a foreign institutional investor (“FII”) with the Securities and Exchange Board of India (“SEBI”). There are limits on to the total investments permitted to be made by the Investment Manager in the Indian markets and on the amount of equity and debt securities the Investment Manager may hold of a particular Indian company, in addition to limits on the ability to invest in certain industries, on behalf of all of the sub-accounts for which it is investing, and by each individual sub-account, subject to certain exceptions.
There can be no assurance that the Investment Manager will continue to qualify as an FII or that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make and dispose of investments in India. The registration of the Fund as a sub-account is co-terminus with the Investment Manager's registration as an FII. Any cancellation of such FII registration will result in the cancellation of the sub-account registration. If the sub-account registration of the Fund is cancelled, the Fund will not be permitted to trade in the Indian securities markets any further, and will be required to sell its holdings in the Indian securities markets within a specified time. Such unintended sale of holdings of Indian securities by the Fund may adversely impact the value of the Fund's assets and thereby the Fund's shareholders. If the FII's status is lost, the Fund may, subject to the compliances, register itself as a sub-account of another FII.
The due diligence that the Fund can conduct may be limited by Indian regulations that restrict the ability to conduct inside due diligence on listed companies. Indian insider trading regulations prohibit any dealings in securities on the basis of unpublished price sensitive information. This restriction will impact the ability of the Investment Manager to receive and analyze such information, which could adversely affect the quality and effectiveness of the due diligence. In addition, any dealings on the basis of unpublished price sensitive information may expose the recipient to insider trading charges.
The ability of the Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars (see “Foreign Currency Risk” below) and repatriate investment income, capital and proceeds of sales realized from its investments in Indian securities is subject to the Indian
Foreign Exchange Management Act, 1999 and the rules, regulations and notifications issued thereunder.
Under certain circumstances, such as a change in law or regulation or loss of FII authorization, governmental regulation or approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors may be required. In addition, there can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to FIIs in such a way that may adversely affect the ability of the Fund to repatriate its income and capital. If for any reason the Fund is unable, through borrowing or otherwise, to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes, without regard to the deduction for dividends paid) within the applicable time periods, the Fund would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Internal Revenue Code.
The Fund’s estimated annual operating expenses may be higher than those of most other investment companies that invest predominately in the securities of U.S. companies, primarily because of the additional time and expense required of the Investment Manager in pursuing the Fund’s objective of long-term capital appreciation through investing in equity securities of Indian companies. Investments in Indian equity securities require additional time and expense because the available public information regarding such securities is more limited in comparison to, and not as comprehensive as, the information available for U.S. equity securities. In addition, brokerage commissions, custodial fees and other fees are generally higher for investments in foreign securities markets. As a result of these higher expected operating expenses, the Fund needs to generate higher relative returns to provide investors with an equivalent economic return.
Investments in Other Investment Companies
Indirect foreign investment in the securities of companies listed and traded on the stock exchanges in India may be permitted through investment funds that have been specially authorized. The Fund may invest in these investment funds subject to the provisions of and rules under the 1940 Act. If the Fund invests in investment funds, the Fund’s stockholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Investment Manager), but also will indirectly bear the expenses of the underlying investment funds.
Foreign Currency Risk
Foreign currency fluctuations could adversely affect the Fund’s performance.
The Fund’s assets will be invested principally in securities of Indian issuers and substantially all of the income received by the Fund will be in Indian rupees. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate on that date. Therefore, if the value of the Indian rupee falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the Indian rupees to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the Fund’s performance.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and Indian rupees. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either at the spot rate prevailing in the foreign currency exchange market or through entering into forward, futures or options contracts to purchase or sell foreign currencies, if available.
Small and Mid-Cap Company Risk
Investments in unseasoned and small and mid-capitalization Indian companies may expose the Fund to greater investment risk.
While the Fund invests a substantial portion of its assets in the securities of established Indian companies, it also may invest in the securities of less seasoned and smaller and mid-capitalization Indian companies. Investments in the securities of these companies may present greater opportunities for growth but also involve greater risks than are customarily associated with investments in securities of more established and larger capitalized companies. The securities of less seasoned and smaller capitalized companies are often traded in the over-the-counter market and have fewer market makers and wider price spreads, which may in turn result in more abrupt and erratic market price movements and make the Fund’s investments more vulnerable to adverse general market or economic developments than would investments only in large, more established Indian companies.
The Fund has not established any minimum capitalization or length of operating history for the smaller, less seasoned issuers in whose securities it may invest.
Illiquid Securities Risk
The Fund’s investments in illiquid securities may restrict its ability to dispose of its investments in a timely fashion and at a price approximating the value at which the Fund carries the securities on its books.
The Fund may invest up to 20% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable. The prices of such securities may change abruptly and erratically, and investment of the Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a price approximating the value at which the Fund carries the securities on its books, as well as restrict its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute in situations in which the Fund’s operations require cash, such as when the Fund repurchases shares or pays dividends or distributions, and could result in the Fund borrowing to meet short- term cash requirements or incurring capital losses on the sale of illiquid investments. Further, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.
Sector Risk
To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk. To the extent that the financials sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Market Discount Risk
The Fund’s common stock may trade at a discount relative to NAV. Common shares of closed-end investment companies, including the Fund, frequently trade at prices lower than their NAV, but in some cases trade above NAV. The provisions of the 1940 Act require, as a condition to the completion of an offering, that the public offering price of the shares of common stock, less the sales load and discounts, must equal or exceed the NAV per share of the Fund’s common stock (calculated within 48 hours of pricing). An investor who buys the Fund’s common stock in an offering at a price that reflects a premium to NAV may experience a decline in the market value of the shares of common stock independent of any change in the NAV. Whether stockholders will realize a gain or loss upon the sale of the Fund’s shares of common stock depends upon whether the market value of the shares at the time of sale is above or below the price the stockholder paid, taking into account transaction costs for the shares, and is not directly dependent upon the Fund’s NAV. Because the market value of the Fund’s shares of common stock will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its shares of common stock will trade at, below or above NAV, or below or above the public offering price for the shares of common stock. Any substantial dispositions or acquisitions of common stock by large shareholders of the Fund could affect the supply or demand for, and possibly the market price of, the common stock. The Fund’s common stock is designed primarily for long-term investors, and you should not purchase shares of common stock if you intend to sell them shortly after purchase.
Non-Diversified Status
The Fund is classified as a “non-diversified” management investment company under the 1940 Act. This means that the Fund is not subject to limits under the 1940 Act as to the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may therefore invest its assets in securities of a smaller number of issuers, and, as a result, would be subject to greater risk with respect to its portfolio securities than would a fund with a diversified investment portfolio. Although the
Fund must comply with certain diversification requirements in order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may be more susceptible to any single economic, political or regulatory occurrence than would be the case if it had elected to diversify its holdings sufficiently to be classified as a “diversified” management investment company under the 1940 Act. The Fund, however, intends to comply with the diversification requirements imposed by the Code for qualification as a regulated investment company.
High Yield Securities Risk
To the extent that the Fund invests in high yield/high risk and unrated debt, it may adversely affect the Fund’s performance.
Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. The Fund's investments in lower rated securities may involve the following specific risks: greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due; wider price fluctuations due to changing interest rates and/or adverse economic and business developments; and greater risk of loss due to declining credit quality.
Leverage Risk
The extent to which the Fund utilizes leverage to hedge against financial risks may increase its expenses and adversely affect the Fund’s performance.
Although the Fund does not presently do so or intend to do so in the upcoming year, the Fund may utilize leverage by borrowing or by issuing preferred stock or short-term debt securities in an amount up to 25% of the Fund’s total assets. Leverage by the Fund creates an opportunity for increased return but, at the same time, creates special risks. For example, leverage may exaggerate changes in the NAV of the common stock and in the return on the Fund’s portfolio. Although the principal of any leverage will be fixed, the Fund’s assets may change in value during the time the leverage is outstanding. Leverage will create expenses for the Fund that can, during any period, exceed the income from the assets acquired with the proceeds of the leverage. All expenses associated with leverage would be borne by common stockholders. Furthermore, an increase in interest rates could reduce or eliminate the benefits of leverage and could reduce the value of the Fund’s securities. The Fund may also borrow by entering into reverse repurchase agreements, which will subject the
Fund to additional market risk as well as credit risks with respect to the buyer of the securities under the agreement.
Anti-Takeover Charter Provisions
The Fund’s charter and amended and restated by-laws and Maryland law contain certain anti-takeover provisions that, among other things, may have the effect of inhibiting the Fund’s possible conversion to open-end status and delaying or limiting the ability of other persons to acquire control of the Fund. In certain circumstances, these provisions might also inhibit the ability of holders of common stock to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. The Fund’s Board of Directors has determined that these provisions are in the best interests of the Fund and its stockholders.
Private Placements, Other Restricted Securities and IPOs Risk
The Fund is permitted to invest in privately held companies and companies that only recently began to trade publicly. Restricted securities that are determined to be illiquid may not exceed the Fund’s limit on investments in illiquid securities.
Private placement and other restricted securities include securities that have been privately placed and are not registered under the Securities Act of 1933 (“1933 Act”), such as unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) and privately placed securities of U.S. and non-U.S. issuers offered outside of the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S (“Regulation S Securities”). Since the offering is not registered with the SEC, investors in a private placement have less protection under the federal securities laws against improper practices than investors in registered securities.
Private placements may offer attractive opportunities for investment not otherwise available on the open market.
Private placement securities typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act)), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as the Funds, but their resale in the U.S. is permitted only in limited circumstances.
Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held.
Private placements and restricted securities may be considered illiquid securities. Additionally, a restricted security that was liquid at the time of purchase may subsequently become illiquid.
Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and gauging how the investment is likely to perform over time. The more limited financial information and lack of publicly available prices likely require the Fund to determine a fair value for such investments. The fair valuation process involves a significant amount of judgment and the fair value prices determined for the Fund could differ from those of other market participants.
An initial public offering, which marks the debut of a company’s stock on a public stock exchange, results in greater available financing for the company and more information available to evaluate the company’s investment prospects. However, these companies that only recently began to publicly trade tend to have limited products and customers, may not be fully prepared for the additional oversight and regulation that results, and do not have a trading history to assess how the stock has behaved during various market cycles.
Foreign Custody
The Fund’s custodian generally holds the Fund’s non-U.S. securities and cash in non-U.S. bank sub-custodians and securities depositories. Regulatory oversight of non-U.S. banks and securities depositories may differ from that in the U.S. Additionally, laws applicable to non-U.S. banks and securities depositories may limit the Fund’s ability to recover its assets in the event the non-U.S. bank, securities depository or issuer of a security held by the Fund goes bankrupt.
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. A convertible debt security is not counted as an equity security for purposes of the Fund’s 80% policy.
Depositary Receipts
Depositary receipts are typically issued by a bank or trust company and represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. American Depositary Receipts (“ADRs”) are usually issued by a U.S. bank trust or trust company and traded on a U.S. exchange. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Valuation Risk
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed to it by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size and the strategies employed by the Investment Manager generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, odd lot sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
In addition, since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders are not be able to purchase or sell the Fund’s shares on the NYSE.
Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Investment Manager and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Lowest Price or Bid	$ 14.81
Highest Price or Bid	22.25
Lowest Price or Bid, NAV	16.11
Highest Price or Bid, NAV	$ 24.42
Highest Price or Bid, Premium (Discount) to NAV [Percent]	(2.70%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	(12.90%)
Latest Share Price	$ 14.81
Latest Premium (Discount) to NAV [Percent]	(9.09%)
Latest NAV	$ 16.29
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		common stock
Outstanding Security, Held [Shares]		29,306,151
General Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General
The Fund is a non-diversified, closed-end investment company designed primarily as a long-term investment and not as a trading tool. An investment in the Fund’s Shares may be speculative and involves a high degree of risk. The Fund should not be considered a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Risk
The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders and are likely to have varying types of priority over holders of preferred and convertible stock.
As an investment company that holds primarily common stocks, the Fund’s portfolio is subject to the possibility that common stock prices will decline over short or even extended periods. The Fund may remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. Moreover, as a holder of common stock, the Fund’s rights to the assets of the companies in which it invests will be subordinated to such companies’ holders of preferred stock and debt in the event of a bankruptcy, liquidation or similar proceeding. Accordingly, if such an event were to occur to such a company in which the Fund invests, the Fund would be entitled to such a company’s assets only after such company’s preferred stockholders and debt holders have been paid. Risks are inherent in investments in equities, and Fund stockholders should be able to tolerate significant fluctuations in the value of their investment in the Fund.

Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Risk
The Fund may invest up to 20% of its assets in debt securities whose value will tend to decrease as interest rates rise. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. The Fund may be subject to a greater risk of rising interest rates due to the current interest rate environment and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in the stock market could also adversely affect the Fund by reducing the relative attractiveness of stocks as an investment. Also, to the extent that the Fund emphasizes stocks from any given industry, it could be hurt if that industry does not do well.
Additionally, the Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:
•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock market around the world.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
Markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. Such events can negatively impact the securities markets and cause the Fund to lose value. One such event is the COVID-19 pandemic, which has caused major disruptions to economies and markets around the world, including the markets in which the Fund invests, and which has and may continue to negatively impact the value of the Fund’s investments. Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. For example, whether or not the Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to the UK’s departure from the EU (“Brexit”) could negatively affect the value and liquidity of the Fund’s investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could
		also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Fund’s business, results of operations and financial condition.
Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the purchasing power of assets or income from investment will be less in the future as inflation decreases the value of money. To the extent that inflation occurs, it will reduce the real value of dividends paid by the Fund and the Fund’s common stock. Most emerging market countries, in particular, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on economies and securities markets globally. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed portfolio. The Fund's successful pursuit of its investment objective depends upon the Investment Manager's ability to find and exploit  market inefficiencies with respect to undervalued securities and identify companies experiencing a change in dividend policy, including the announcement of restructuring initiatives or special dividends. Such situations occur infrequently and sporadically and may be difficult to predict, and may not result in a favorable pricing opportunity that allows the Investment Manager to fulfill the Fund's investment objective. The Investment Manger's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Investment Manager, the Investment Manager may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Fund from achieving its investment objective.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Country Or Regional Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Country/Regional Focus Risk
Focusing on a single country involves increased currency, political, regulatory and other risks. Market swings in the targeted country will
		have a greater effect on portfolio performance than they would in a more geographically diversified fund.
India Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
India Investing Risk
Political, economic, social and other factors in India may adversely affect the Fund’s performance.
An emerging market such as India has undergone and may continue to undergo rapid change and lack the social, political and economic stability of more developed countries. The value of the Fund’s assets may be adversely affected by political, economic, social and religious factors, changes in Indian law or regulations and the status of India’s relations with other countries. In addition, the economy of India may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund’s portfolio.
Economic growth in India is constrained by inadequate infrastructure, a cumbersome bureaucracy, corruption, labor market rigidities, regulatory and foreign investment controls, the “reservation” of key products for small-scale industries and high fiscal deficits. There is also the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war or terrorist attacks). Changes in economic policies, or lack of movement toward economic liberalization, could negatively affect the general business and economic conditions in India, which could in turn affect the Fund’s investments.
Further, the economies of developing countries such as India generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the trade policies of the countries with which they trade. The Indian economy also has been and may continue to be adversely affected by economic conditions in the countries with which it trades.
There are over 20 recognized stock exchanges in India. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the United States. The relatively small market capitalizations of, and trading values on, Indian stock exchanges may cause the Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.
A high proportion of the shares of many Indian issuers are held by a limited number of persons, which may limit the number of shares available for investment by the Fund. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which the Fund has invested could dilute the earnings per share of the Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major stockholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, the Fund’s investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value.
Indian stock exchanges have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays, broker strikes, and restrictions on trading certain securities that, if they occur again in the future, could affect the market price and liquidity of the Indian securities in which the Fund invests.
The foregoing factors could impede the ability of the Fund to effect portfolio transactions on a timely basis and could have an adverse effect on the net asset value of the Fund’s shares of common stock and the price at which those shares trade.
In addition, the stock market in India is volatile. Indian stocks, like those in other emerging markets, have a history of extreme volatility with sharp advances and rapid declines, which can be sudden and unpredictable. In addition to their smaller size, lesser liquidity and greater volatility, Indian securities markets are less developed than U.S. securities markets. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Issuers in India are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers.
There is substantially less publicly available information about Indian issuers than there is about U.S. issuers.
There is less regulation and monitoring of Indian securities markets and the activities of investors, brokers and other participants than in the United States. Moreover, issuers of securities in India are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the timely disclosure of information.
Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights may differ from those that may apply in other jurisdictions. Stockholders’ rights under Indian law may not be as extensive as those that exist under the laws of the United States. The Fund may therefore have more difficulty asserting its rights as a stockholder of an Indian company in which it invests than it would as a stockholder of a comparable American company. The Fund may also have difficulty enforcing foreign judgments against Indian companies or their management.
The Fund will invest in India as a sub-account of the Investment Manager, which is registered as a foreign institutional investor (“FII”) with the Securities and Exchange Board of India (“SEBI”). There are limits on to the total investments permitted to be made by the Investment Manager in the Indian markets and on the amount of equity and debt securities the Investment Manager may hold of a particular Indian company, in addition to limits on the ability to invest in certain industries, on behalf of all of the sub-accounts for which it is investing, and by each individual sub-account, subject to certain exceptions.
There can be no assurance that the Investment Manager will continue to qualify as an FII or that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make and dispose of investments in India. The registration of the Fund as a sub-account is co-terminus with the Investment Manager's registration as an FII. Any cancellation of such FII registration will result in the cancellation of the sub-account registration. If the sub-account registration of the Fund is cancelled, the Fund will not be permitted to trade in the Indian securities markets any further, and will be required to sell its holdings in the Indian securities markets within a specified time. Such unintended sale of holdings of Indian securities by the Fund may adversely impact the value of the Fund's assets and thereby the Fund's shareholders. If the FII's status is lost, the Fund may, subject to the compliances, register itself as a sub-account of another FII.
The due diligence that the Fund can conduct may be limited by Indian regulations that restrict the ability to conduct inside due diligence on listed companies. Indian insider trading regulations prohibit any dealings in securities on the basis of unpublished price sensitive information. This restriction will impact the ability of the Investment Manager to receive and analyze such information, which could adversely affect the quality and effectiveness of the due diligence. In addition, any dealings on the basis of unpublished price sensitive information may expose the recipient to insider trading charges.
The ability of the Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars (see “Foreign Currency Risk” below) and repatriate investment income, capital and proceeds of sales realized from its investments in Indian securities is subject to the Indian
Foreign Exchange Management Act, 1999 and the rules, regulations and notifications issued thereunder.
Under certain circumstances, such as a change in law or regulation or loss of FII authorization, governmental regulation or approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors may be required. In addition, there can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to FIIs in such a way that may adversely affect the ability of the Fund to repatriate its income and capital. If for any reason the Fund is unable, through borrowing or otherwise, to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes, without regard to the deduction for dividends paid) within the applicable time periods, the Fund would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Internal Revenue Code.
The Fund’s estimated annual operating expenses may be higher than those of most other investment companies that invest predominately in the securities of U.S. companies, primarily because of the additional time and expense required of the Investment Manager in pursuing the Fund’s objective of long-term capital appreciation through investing in equity securities of Indian companies. Investments in Indian equity securities require additional time and expense because the available public information regarding such securities is more limited in comparison to, and not as comprehensive as, the information available for U.S. equity securities. In addition, brokerage commissions, custodial fees and other fees are generally higher for investments in foreign securities markets. As a result of these higher expected operating expenses, the Fund needs to generate higher relative returns to provide investors with an equivalent economic return.

Investments In Other Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Other Investment Companies
Indirect foreign investment in the securities of companies listed and traded on the stock exchanges in India may be permitted through investment funds that have been specially authorized. The Fund may invest in these investment funds subject to the provisions of and rules under the 1940 Act. If the Fund invests in investment funds, the Fund’s stockholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Investment Manager), but also will indirectly bear the expenses of the underlying investment funds.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
Foreign currency fluctuations could adversely affect the Fund’s performance.
The Fund’s assets will be invested principally in securities of Indian issuers and substantially all of the income received by the Fund will be in Indian rupees. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate on that date. Therefore, if the value of the Indian rupee falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the Indian rupees to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the Fund’s performance.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and Indian rupees. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either at the spot rate prevailing in the foreign currency exchange market or through entering into forward, futures or options contracts to purchase or sell foreign currencies, if available.

Small And Mid Cap Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and Mid-Cap Company Risk
Investments in unseasoned and small and mid-capitalization Indian companies may expose the Fund to greater investment risk.
While the Fund invests a substantial portion of its assets in the securities of established Indian companies, it also may invest in the securities of less seasoned and smaller and mid-capitalization Indian companies. Investments in the securities of these companies may present greater opportunities for growth but also involve greater risks than are customarily associated with investments in securities of more established and larger capitalized companies. The securities of less seasoned and smaller capitalized companies are often traded in the over-the-counter market and have fewer market makers and wider price spreads, which may in turn result in more abrupt and erratic market price movements and make the Fund’s investments more vulnerable to adverse general market or economic developments than would investments only in large, more established Indian companies.
The Fund has not established any minimum capitalization or length of operating history for the smaller, less seasoned issuers in whose securities it may invest.

Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Securities Risk
The Fund’s investments in illiquid securities may restrict its ability to dispose of its investments in a timely fashion and at a price approximating the value at which the Fund carries the securities on its books.
The Fund may invest up to 20% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable. The prices of such securities may change abruptly and erratically, and investment of the Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a price approximating the value at which the Fund carries the securities on its books, as well as restrict its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute in situations in which the Fund’s operations require cash, such as when the Fund repurchases shares or pays dividends or distributions, and could result in the Fund borrowing to meet short- term cash requirements or incurring capital losses on the sale of illiquid investments. Further, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risk
To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk. To the extent that the financials sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology
		companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk
The Fund’s common stock may trade at a discount relative to NAV. Common shares of closed-end investment companies, including the Fund, frequently trade at prices lower than their NAV, but in some cases trade above NAV. The provisions of the 1940 Act require, as a condition to the completion of an offering, that the public offering price of the shares of common stock, less the sales load and discounts, must equal or exceed the NAV per share of the Fund’s common stock (calculated within 48 hours of pricing). An investor who buys the Fund’s common stock in an offering at a price that reflects a premium to NAV may experience a decline in the market value of the shares of common stock independent of any change in the NAV. Whether stockholders will realize a gain or loss upon the sale of the Fund’s shares of common stock depends upon whether the market value of the shares at the time of sale is above or below the price the stockholder paid, taking into account transaction costs for the shares, and is not directly dependent upon the Fund’s NAV. Because the market value of the Fund’s shares of common stock will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its shares of common stock will trade at, below or above NAV, or below or above the public offering price for the shares of common stock. Any substantial dispositions or acquisitions of common stock by large shareholders of the Fund could affect the supply or demand for, and possibly the market price of, the common stock. The Fund’s common stock is designed primarily for long-term investors, and you should not purchase shares of common stock if you intend to sell them shortly after purchase.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status
The Fund is classified as a “non-diversified” management investment company under the 1940 Act. This means that the Fund is not subject to limits under the 1940 Act as to the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may therefore invest its assets in securities of a smaller number of issuers, and, as a result, would be subject to greater risk with respect to its portfolio securities than would a fund with a diversified investment portfolio. Although the
		Fund must comply with certain diversification requirements in order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may be more susceptible to any single economic, political or regulatory occurrence than would be the case if it had elected to diversify its holdings sufficiently to be classified as a “diversified” management investment company under the 1940 Act. The Fund, however, intends to comply with the diversification requirements imposed by the Code for qualification as a regulated investment company.
High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk
To the extent that the Fund invests in high yield/high risk and unrated debt, it may adversely affect the Fund’s performance.
Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. The Fund's investments in lower rated securities may involve the following specific risks: greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due; wider price fluctuations due to changing interest rates and/or adverse economic and business developments; and greater risk of loss due to declining credit quality.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The extent to which the Fund utilizes leverage to hedge against financial risks may increase its expenses and adversely affect the Fund’s performance.
Although the Fund does not presently do so or intend to do so in the upcoming year, the Fund may utilize leverage by borrowing or by issuing preferred stock or short-term debt securities in an amount up to 25% of the Fund’s total assets. Leverage by the Fund creates an opportunity for increased return but, at the same time, creates special risks. For example, leverage may exaggerate changes in the NAV of the common stock and in the return on the Fund’s portfolio. Although the principal of any leverage will be fixed, the Fund’s assets may change in value during the time the leverage is outstanding. Leverage will create expenses for the Fund that can, during any period, exceed the income from the assets acquired with the proceeds of the leverage. All expenses associated with leverage would be borne by common stockholders. Furthermore, an increase in interest rates could reduce or eliminate the benefits of leverage and could reduce the value of the Fund’s securities. The Fund may also borrow by entering into reverse repurchase agreements, which will subject the
		Fund to additional market risk as well as credit risks with respect to the buyer of the securities under the agreement.
Anti Takeover Charter Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Charter Provisions
The Fund’s charter and amended and restated by-laws and Maryland law contain certain anti-takeover provisions that, among other things, may have the effect of inhibiting the Fund’s possible conversion to open-end status and delaying or limiting the ability of other persons to acquire control of the Fund. In certain circumstances, these provisions might also inhibit the ability of holders of common stock to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. The Fund’s Board of Directors has determined that these provisions are in the best interests of the Fund and its stockholders.

Private Placements Other Restricted Securities And Initial Public Offerings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placements, Other Restricted Securities and IPOs Risk
The Fund is permitted to invest in privately held companies and companies that only recently began to trade publicly. Restricted securities that are determined to be illiquid may not exceed the Fund’s limit on investments in illiquid securities.
Private placement and other restricted securities include securities that have been privately placed and are not registered under the Securities Act of 1933 (“1933 Act”), such as unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) and privately placed securities of U.S. and non-U.S. issuers offered outside of the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S (“Regulation S Securities”). Since the offering is not registered with the SEC, investors in a private placement have less protection under the federal securities laws against improper practices than investors in registered securities.
Private placements may offer attractive opportunities for investment not otherwise available on the open market.
Private placement securities typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act)), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as the Funds, but their resale in the U.S. is permitted only in limited circumstances.
Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held.
Private placements and restricted securities may be considered illiquid securities. Additionally, a restricted security that was liquid at the time of purchase may subsequently become illiquid.
Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and gauging how the investment is likely to perform over time. The more limited financial information and lack of publicly available prices likely require the Fund to determine a fair value for such investments. The fair valuation process involves a significant amount of judgment and the fair value prices determined for the Fund could differ from those of other market participants.
An initial public offering, which marks the debut of a company’s stock on a public stock exchange, results in greater available financing for the company and more information available to evaluate the company’s investment prospects. However, these companies that only recently began to publicly trade tend to have limited products and customers, may not be fully prepared for the additional oversight and regulation that results, and do not have a trading history to assess how the stock has behaved during various market cycles.

Foreign Custody [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Custody
The Fund’s custodian generally holds the Fund’s non-U.S. securities and cash in non-U.S. bank sub-custodians and securities depositories. Regulatory oversight of non-U.S. banks and securities depositories may differ from that in the U.S. Additionally, laws applicable to non-U.S. banks and securities depositories may limit the Fund’s ability to recover its assets in the event the non-U.S. bank, securities depository or issuer of a security held by the Fund goes bankrupt.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and
		consequently entail less risk than the issuer’s common stock. A convertible debt security is not counted as an equity security for purposes of the Fund’s 80% policy.
Depositary Receipts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Depositary Receipts
Depositary receipts are typically issued by a bank or trust company and represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. American Depositary Receipts (“ADRs”) are usually issued by a U.S. bank trust or trust company and traded on a U.S. exchange. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed to it by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size and the strategies employed by the Investment Manager generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, odd lot sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
In addition, since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders are not be able to purchase or sell the Fund’s shares on the NYSE.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Investment Manager and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.